Accounts receivable	12 Months Ended
Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable

	As at September 30, 2021	As at September 30, 2020
	$	$
Trade (Note 31)	938,417	904,887
R&D and other tax credits[1]	187,347	180,953
Other	105,688	133,462
	1,231,452	1,219,302
1 R&D and other tax credits were related to government programs mainly in the United States, Canada and France.